Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Restricted Cash [Abstract]
Restricted Cash
3. Restricted Cash

During 2012, the Company established a line of credit with JP Morgan Chase Bank, N. A. (“JP Morgan”) related to the Company’s corporate credit cards and placed a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has recorded $105,211 as restricted cash on the balance sheet as of September 30, 2013.  During September 2013, the Company closed its corporate credit card account with JP Morgan.  JP Morgan will release the $105,211 held in the certificate of deposit after a 60-day waiting period (See Note 16).

On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of Hewlett Packard Financial Services Company (“HP”).  This letter of credit expires on January 31, 2014 and was increased to $270,000 as of September 30, 2013.

3. Restricted Cash

During the year ended December 31, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has reported $105,211 as restricted cash on the balance sheet as of December 31, 2013. During September 2013, the Company closed its corporate credit card account with JP Morgan.  On January 14, 2014, JP Morgan Chase released the $105,211 held in a certificate of deposit for the Company’s corporate credit card account (See Note 16).

On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of Hewlett Packard Financial Services Company (“HP”).  This letter of credit expires on January 31, 2014 and was increased to $270,000 as of December 31, 2013.